Restricted net assets	12 Months Ended
Dec. 31, 2016
Restricted net assets
Restricted net assets

21.   Restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiaries, the VIEs and VIEs’ subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries, the VIEs and VIEs’ subsidiaries incorporated in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to our shareholders. Except for the above, there is no other restriction on the use of proceeds generated by the Company’s subsidiaries, the VIEs and VIEs’ subsidiaries to satisfy any obligations of the Company.

The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and the subsidiary of the VIEs (the “Restricted Net Assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the Restricted Net Assets did not exceed 25% of the consolidated net assets of the Company as of December 31, 2016.